Shareholders' Equity - Additional Information (Detail) - EUR (€) € / shares in Units, € in Millions										1 Months Ended	4 Months Ended	5 Months Ended			6 Months Ended		7 Months Ended		12 Months Ended
	Dec. 15, 2025	Aug. 25, 2025	Jul. 01, 2025	Jun. 30, 2025	Dec. 13, 2024	May 16, 2024	Apr. 09, 2024	Jul. 06, 2023	Jan. 30, 2023	Dec. 31, 2025	Jun. 02, 2023	Dec. 31, 2024	Dec. 13, 2024	Dec. 31, 2023	Dec. 31, 2025	Jun. 30, 2025	Jul. 31, 2024	Jul. 31, 2023	Dec. 31, 2025	Dec. 31, 2024	Jun. 28, 2024	Dec. 31, 2023
Summary of issued share capital and reserves attributable to shareholders [line items]
Stock Repurchased During The Period Value				€ 40			€ 35
Insurance contract liabilities										€ 176,067		€ 188,359			€ 176,067				€ 176,067	€ 188,359
Vereniging Aegon [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Stock Repurchased During The Period Value				20											71
Aegon Ltd. [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Unrealised gain on investment at fair value through profit or loss																			775	834
Aegon Ltd. [member] | Insurance contracts issued [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Insurance contract liabilities										€ 1,047		€ 1,491			€ 1,047				€ 1,047	1,491
Common shares [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of treasury shares cancelled										79,677,562		34,968,762		215,000,000			126,960,718	79,703,317	79,677,562
Total stock repurchased during the period value.																				€ 1,535
Number of Common Shares Sold																			6,862,976	6,649,353		4,993,117
Number of shares repurchase program									8,516,263		46,797,567		34,968,762		61,197,437	25,200,170					301,105,806
Stock Repurchased During The Period Value	€ 400	€ 200	€ 200	€ 150	€ 200	€ 200		€ 1,500												€ 720		€ 815
Common shares repurchased average price per share									€ 5.0014	€ 5.8066	€ 4.2737	€ 5.5143	€ 5.7049	€ 4.586	€ 6.4772	€ 5.9641	€ 5.0635	€ 4.5917	€ 5.7516	€ 4.7678	€ 5.0966	€ 4.4602
Common shares [member] | Aegon Ltd. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value										€ 0.12		€ 0.12		€ 0.12	€ 0.12				€ 0.12	€ 0.12		€ 0.12
Number of common shares										68,791,547		68,934,478		72,319,889	68,791,547				68,791,547	68,934,478		72,319,889
Class B common shares [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Number of treasury shares cancelled										17,557,160		36,371,440		112,619,440				43,817,400	17,557,160
Number of treasury shares cancelled														112,619,400
Number of shares repurchase program																			17,557,160	36,371,440		112,619,400
Common shares repurchased average price per share										€ 0.16		€ 0.15		€ 0.13				€ 0.11	€ 0.16	€ 0.15		€ 0.13
Class B common shares [member] | Aegon Ltd. and subsidiaries [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Common shares issuance, par value										€ 0.12		€ 0.12		€ 0.12	€ 0.12				€ 0.12	€ 0.12		€ 0.12
Number of common shares										7,945,440		7,945,440		7,945,440	7,945,440				7,945,440	7,945,440		7,945,440